Trading revenues (Tables)	6 Months Ended
Jun. 30, 2011
Trading revenues.
Trading revenues

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Trading revenues (CHF million)

Interest rate products	1,389	1,063	526	31	164	2,452	3,310	(26)

Foreign exchange products	(1,562)	678	1,088	–	–	(884)	1,747	–

Equity/index-related products	689	513	1,715	34	(60)	1,202	2,177	(45)

Credit products	317	(475)	462	–	(31)	(158)	(34)	365

Commodity, emission and energy products	232	74	28	214	–	306	(38)	–

Other products	51	158	(191)	(68)	–	209	(82)	–

Trading revenues	1,116	2,011	3,628	(45)	(69)	3,127	7,080	(56)

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.